MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares Security Description Value
Common Stock - 38.8%
Communication Services - 3.9%
28,660 Alphabet, Inc., Class A
(a)(b)
$ 3,798,310
34,293 AT&T, Inc. 568,235
32,172 Comcast Corp., Class A 1,347,685
7,289 Meta Platforms, Inc., Class A
(a)
2,384,596
10,041 The Walt Disney Co.
(a)
930,700
17,941 Verizon Communications, Inc. 687,679
8,296 Warner Bros Discovery, Inc.
(a)
86,693
9,803,898
Consumer Discretionary - 3.3%
22,360 Amazon.com, Inc.
(a)(b)
3,266,572
2,814 McDonald's Corp. 793,098
10,544 NIKE, Inc., Class B 1,162,687
10,011 The Home Depot, Inc.
(b)
3,138,348
8,360,705
Consumer Staples - 2.6%
11,233 Altria Group, Inc. 472,235
5,660 Anheuser-Busch InBev SA/NV, ADR 356,184
1,270 Costco Wholesale Corp. 752,780
5,376 Diageo PLC, ADR 755,704
15,152 Mondelez International, Inc., Class A 1,076,701
9,224 PepsiCo., Inc.
(b)
1,552,307
4,882 The Procter & Gamble Co. 749,485
5,755 Walmart, Inc. 895,996
6,611,392
Energy - 1.7%
4,159 Chevron Corp. 597,232
4,761 EOG Resources, Inc. 585,936
7,329 Exxon Mobil Corp. 752,982
48,133 Kinder Morgan, Inc. 845,697
5,807 Marathon Petroleum Corp. 866,346
3,323 Occidental Petroleum Corp. 196,555
8,894 Schlumberger NV 462,844
4,307,592
Financials - 5.6%
52,675 Bank of America Corp.
(b)
1,606,061
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,506,240
7,060 Chubb, Ltd. 1,619,776
11,965 Citigroup, Inc. 551,586
12,857 JPMorgan Chase & Co. 2,006,721
14,790 MetLife, Inc. 941,088
12,732 The Charles Schwab Corp. 780,726
13,795 U.S. Bancorp 525,865
14,260 Visa, Inc., Class A
(b)
3,660,257
19,495 Wells Fargo & Co. 869,282
14,067,602
Health Care - 5.4%
15,837 Abbott Laboratories
(b)
1,651,641
9,442 AbbVie, Inc. 1,344,446
7,031 Amgen, Inc. 1,895,839
11,136 Bristol-Myers Squibb Co. 549,896
9,531 CVS Health Corp. 647,632
9,690 Johnson & Johnson
(b)
1,498,656
10,745 Medtronic PLC 851,756
6,765 Merck & Co., Inc. 693,277
676 Organon & Co. 7,652
20,839 Pfizer, Inc. 634,964
6,703 UnitedHealth Group, Inc.
(b)
3,706,558

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares Security Description Value
Health Care - 5.4% (continued)
2,585 Viatris, Inc. $ 23,730
13,506,047
Industrials - 2.6%
5,392 Carrier Global Corp. 280,168
9,007 Honeywell International, Inc. 1,764,652
2,696 Otis Worldwide Corp. 231,290
14,637 RTX Corp. 1,192,623
3,529 The Boeing Co.
(a)
817,422
4,919 Union Pacific Corp. 1,108,103
7,679 United Parcel Service, Inc., Class B 1,164,213
6,558,471
Information Technology - 11.9%
12,466 Advanced Micro Devices, Inc.
(a)
1,510,380
40,860 Apple, Inc.
(b)
7,761,357
2,387 Broadcom, Inc. 2,209,717
27,517 Cisco Systems, Inc. 1,331,272
4,805 Fortinet, Inc.
(a)
252,551
15,389 Intel Corp. 687,888
2,669 Intuit, Inc. 1,525,227
19,736 Microsoft Corp.
(b)
7,478,168
1,924 NVIDIA Corp. 899,855
24,562 Oracle Corp. 2,854,350
12,656 QUALCOMM, Inc. 1,633,257
2,444 ServiceNow, Inc.
(a)
1,675,949
29,819,971
Materials - 0.2%
2,318 Air Products and Chemicals, Inc. 627,135
Real Estate - 0.7%
4,439 American Tower Corp. REIT 926,775
25,155 Weyerhaeuser Co. REIT 788,609
1,715,384
Utilities - 0.9%
37,380 NextEra Energy, Inc.
(b)
2,187,104
Total Common Stock (Cost $53,378,368) 97,565,301
Principal Security Description Rate Maturity Value
Fixed Income Securities - 29.8%
Corporate Non-Convertible Bond - 0.4%
Information Technology - 0.4%
$ 1,000,000 Apple, Inc.
(Cost $996,862) 3.00% 02/09/24 994,900
U.S. Government & Agency Obligations - 29.4%
U.S. Treasury Securities - 29.4%
15,000,000 U.S. Treasury Note/Bond
(b)
2.63  12/31/23 14,965,146
3,000,000 U.S. Treasury Note/Bond
(b)
0.75  12/31/23 2,988,567
2,000,000 U.S. Treasury Note/Bond
(b)
3.00  06/30/24 1,973,181
5,000,000 U.S. Treasury Note/Bond
(b)
4.25  09/30/24 4,959,770
5,500,000 U.S. Treasury Note/Bond
(b)
2.13  09/30/24 5,360,998
6,000,000 U.S. Treasury Note/Bond
(b)
4.50  11/30/24 5,958,802
5,000,000 U.S. Treasury Note/Bond
(b)
4.25  12/31/24 4,952,246
10,000,000 U.S. Treasury Note/Bond
(b)
4.63  02/28/25 9,949,219
5,000,000 U.S. Treasury Note/Bond
(b)
2.75  02/28/25 4,862,695
7,500,000 U.S. Treasury Note/Bond 3.88  04/30/25 7,388,965
7,500,000 U.S. Treasury Note/Bond 4.63  06/30/25 7,472,168
3,000,000 U.S. Treasury Note/Bond
(b)
4.25  10/15/25 2,973,105
73,804,862
Total U.S. Government & Agency Obligations (Cost $74,266,609) 73,804,862

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Principal Security Description Rate Maturity Value
U.S. Treasury Securities - 29.4% (continued)
Total Fixed Income Securities (Cost $75,263,471) $ 74,799,762
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 15,459
Shares Security Description Value
Money Market Fund - 28.1%
70,603,244 First American Government Obligations Fund, Class X, 5.29%
(c)
(Cost $70,603,244) 70,603,244
Investments, at value - 96.7% (Cost $199,245,083) $ 242,983,766
Total Written Options - (0.6)% (Premiums Received $(980,276)) (1,543,830)
Other Assets & Liabilities, Net - 3.9% 9,721,864
Net Assets - 100.0% $ 251,161,800

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2023

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.6)%
Call Options Written - (0.6)%
(10) CBOE S&P 500 INDEX S&P 500 $ 4,600.00 01/24 $ 4,567,800 $ (46,200)
(20) CBOE S&P 500 INDEX S&P 500 4,525.00 01/24 9,135,600 (184,600)
(15) CBOE S&P 500 INDEX S&P 500 4,500.00 01/24 6,851,700 (166,350)
(12) CBOE S&P 500 INDEX S&P 500 4,450.00 01/24 5,481,360 (181,980)
(10) CBOE S&P 500 INDEX S&P 500 4,425.00 01/24 4,567,800 (175,650)
(10) CBOE S&P 500 INDEX S&P 500 4,450.00 01/24 4,567,800 (178,050)
(10) CBOE S&P 500 INDEX S&P 500 4,550.00 02/24 4,567,800 (117,850)
(15) CBOE S&P 500 INDEX S&P 500 4,525.00 02/24 6,851,700 (202,650)
(20) CBOE S&P 500 INDEX S&P 500 4,425.00 02/24 9,135,600 (251,200)
Total Call Options Written (Premiums Received $(806,526)) (1,504,530)
Put Options Written - 0.0%
(25) CBOE S&P 500 INDEX S&P 500 4,200.00 01/24 10,500,000 (11,350)
(26) CBOE S&P 500 INDEX S&P 500 4,050.00 01/24 10,530,000 (16,900)
(5) CBOE S&P 500 INDEX S&P 500 4,300.00 02/24 2,150,000 (11,050)
Total Put Options Written (Premiums Received $(173,750)) (39,300)
Total Written Options - (0.6)% (Premiums Received
$(980,276)) $ (1,543,830)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2023

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2023.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 9,803,898 $ – $ – $ 9,803,898
Consumer Discretionary 8,360,705 – – 8,360,705
Consumer Staples 6,611,392 – – 6,611,392
Energy 4,307,592 – – 4,307,592
Financials 14,067,602 – – 14,067,602
Health Care 13,506,047 – – 13,506,047
Industrials 6,558,471 – – 6,558,471
Information Technology 29,819,971 – – 29,819,971
Materials 627,135 – – 627,135
Real Estate 1,715,384 – – 1,715,384
Utilities 2,187,104 – – 2,187,104
Corporate Non-Convertible Bond – 994,900 – 994,900
U.S. Government & Agency Obligations – 73,804,862 – 73,804,862
Warrants 15,459 – – 15,459
Money Market Fund 70,603,244 – – 70,603,244
Investments at Value $ 168,184,004 $ 74,799,762 $ – $ 242,983,766
Total Assets $ 168,184,004 $ 74,799,762 $ – $ 242,983,766
Liabilities
Other Financial Instruments*
Written Options (279,450) (1,264,380) – (1,543,830)
Total Liabilities $ (279,450) $ (1,264,380) $ – $ (1,543,830)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2023

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.